CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Oct. 31, 2020
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	5,000,000		5,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Class A Common Stock Subject to Redemption
Temporary equity, shares issued	24,300,287
Temporary equity, shares outstanding	24,300,287
Class A Common Stock Not Subject to Redemption
Common shares, par value	$ 0.0001		$ 0.0001
Common shares, shares authorized	500,000,000		500,000,000
Common shares, shares issued	3,500,000		0
Common shares, shares outstanding	3,500,000		0
Class B Common Stock
Common shares, par value	$ 0.0001		$ 0.0001
Common shares, shares authorized	50,000,000		50,000,000
Common shares, shares issued	7,200,000	6,625,000	7,200,000
Common shares, shares outstanding	7,200,000	6,625,000	7,200,000
Shares subject to forfeiture	249,928		825,000
Common stock subject to redemption
Common shares, shares outstanding	24,300,287
Founder Shares | Class B Common Stock
Common shares, shares issued	7,200,000
Common shares, shares outstanding	7,200,000
Common shares, issued and outstanding	7,200,000	6,625,000
Share dividend	575,000
Sponsor | Class B Common Stock
Number of shares surrender		131,250
Sponsor | Founder Shares | Class B Common Stock
Share dividend		1,006,250
Sponsor | Founder Shares | Over-allotment option | Class B Common Stock
Shares subject to forfeiture	825,000		825,000	825,000